Acquisitions (Details) - Schedule of Estimated Fair Values of Assets Acquired and Liabilities - Business Acquisition [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Acquisitions (Details) - Schedule of Estimated Fair Values of Assets Acquired and Liabilities [Line Items]
Cash	$ 1,056,578	$ 1,056,578
Accounts receivable	87,445	87,445
Inventories	80,593	80,593
Prepaid expenses and other current assets	114,615	114,615
Right of use asset	149,831	149,831
Property and equipment, net	39,779	39,779
Trade name	9,018,000	9,018,000
Customer relationships	1,891,000	1,891,000
Product rights for developed technology	10,541,000	10,541,000
Goodwill	53,914,055	53,914,055
Total assets acquired	76,892,896	76,892,896
Accounts payable	(234,029)	(234,029)
Accrued expenses	(732,814)	(732,814)
Operating lease liability	(149,831)	(149,831)
Deferred tax liability	(2,994,669)	(2,994,669)
Pension benefit obligation	(548,384)	(548,384)
Note payable	(115,096)	(115,096)
Total liabilities assumed	(4,774,823)	(4,774,823)
Net assets	72,118,073	72,118,073
Less non-controlling interest	(7,006,504)	(7,006,504)
Net assets acquired	$ 65,111,569	$ 65,111,569